Employee future benefits (Tables)	6 Months Ended
Jun. 30, 2022
Summary of Net Defined Benefit Liability Asset Explanatory

The change in the Company’s accrued benefit obligations is summarized as follows:

	Six months ended June 30, 2022			Year ended December 31, 2021
	Pension benefit plans	Other benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the period	29,313	99	29,412	15,435
Current service cost	33	5	38	65
Interest cost	149	—	149	88
Employee Contributions	7	—	7	—
Actuarial gain arising from changes in financial assumptions	(9,802)	—	(9,802)	(1,130)
Past service cost associated with multi-employer plan	—	—	—	16,137
Actuarial loss arising from change in current assumptions on funding of future pension increases	—	—	—	556
Benefits paid	(344)	(1)	(345)	(511)
Impact of foreign exchange rate changes	(2,098)	(8)	(2,106)	(1,228)
Balances – End of the period	17,258	95	17,353	29,412

Change in plan assets
Balances – Beginning of the period	11,927	—	11,927	—
Presentation of plan assets as of December 31, 2021	—	—	—	11,963
Remeasurement of plan assets	(1,777)	—	(1,777)	—
Employer contributions	32	—	32	—
Employee contributions	7	—	7	—
Benefits paid	(122)	—	(122)	—
Impact of foreign exchange rate changes	(902)	—	(902)	(36)
Balances – End of the period	9,165		9,165	11,927

Net liability of the unfunded plans	7,574	95	7,669	12,749
Net liability of the funded plans	519	—	519	4,736
Net amount recognized as Employee future benefits	8,093	95	8,188	17,485

Amounts recognized:
In net loss	181	6	187	(153)
In other comprehensive loss	(9,221)	(8)	(9,229)	2,408